INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Money market operations (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Interbank Deposits
Interbank liabilities		$ 30,102		$ 716,493
Total interbank		30,102		716,493
Repurchase agreements and other similar secured borrowing
Repurchase agreements		392,255		372,004
Short selling operations		191,842		155,973
Temporary transfer of securities		91,950		532,495
Total Repurchase agreements and other similar secured borrowing		676,047		1,060,472
Total money market transactions		706,149		1,776,965
Liabilities related to investments in subsidiaries held for sale		34,416,684	[1]	$ 0
Banistmo S.A.
Repurchase agreements and other similar secured borrowing
Liabilities related to investments in subsidiaries held for sale	[1]	27,293,518
Banistmo S.A. | Reclassification Of Interbank and Repo Liabilities
Repurchase agreements and other similar secured borrowing
Liabilities related to investments in subsidiaries held for sale	[1]	$ 910,189
Repo liabilities
Repurchase agreements and other similar secured borrowing
Debt instrument maturity		30 days		30 days

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.